UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Exchange Fund

March 31, 2007

1.814637.102

EXC-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Automobiles - 0.2%
General Motors Corp.	11,551	$ 353,923
Hotels, Restaurants & Leisure - 3.7%
McDonald's Corp.	201,170	9,062,709
Household Durables - 0.6%
The Stanley Works	23,948	1,325,761
Media - 6.4%
Gannett Co., Inc.	29,058	1,635,675
McGraw-Hill Companies, Inc.	138,858	8,731,391
News Corp. Class A	3,612	83,509
The McClatchy Co. Class A	60	1,897
The Walt Disney Co.	139,487	4,802,537
Tribune Co.	3,786	121,568
Viacom, Inc. Class B (non-vtg.) (a)	9,520	391,367
		15,767,944
Multiline Retail - 0.3%
Federated Department Stores, Inc.	17,076	769,274
Textiles, Apparel & Luxury Goods - 3.8%
Coach, Inc. (a)	187,507	9,384,725
TOTAL CONSUMER DISCRETIONARY		36,664,336
CONSUMER STAPLES - 12.4%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	45,754	2,308,747
The Coca-Cola Co.	72,998	3,503,904
		5,812,651
Food Products - 0.0%
General Mills, Inc.	2,999	174,602
Household Products - 7.4%
Colgate-Palmolive Co.	65,295	4,361,053
Procter & Gamble Co.	217,287	13,723,846
		18,084,899
Tobacco - 2.6%
Altria Group, Inc.	72,270	6,346,029
TOTAL CONSUMER STAPLES		30,418,181
Common Stocks - continued
	Shares	Value
ENERGY - 12.1%
Energy Equipment & Services - 3.2%
Schlumberger Ltd. (NY Shares)	101,096	$ 6,985,734
Transocean, Inc. (a)	9,870	806,379
		7,792,113
Oil, Gas & Consumable Fuels - 8.9%
Chevron Corp.	87,280	6,455,229
Exxon Mobil Corp.	176,027	13,281,237
Royal Dutch Shell PLC Class A sponsored ADR	33,010	2,188,563
		21,925,029
TOTAL ENERGY		29,717,142
FINANCIALS - 13.0%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	39,100	2,234,174
Lehman Brothers Holdings, Inc.	63,198	4,428,284
		6,662,458
Consumer Finance - 4.2%
American Express Co.	179,703	10,135,249
Diversified Financial Services - 3.0%
Citigroup, Inc.	107,405	5,514,173
JPMorgan Chase & Co.	39,181	1,895,577
		7,409,750
Insurance - 3.1%
Berkshire Hathaway, Inc. Class B (a)	1,725	6,279,000
The Travelers Companies, Inc.	7,061	365,548
Torchmark Corp.	13,434	881,136
		7,525,684
TOTAL FINANCIALS		31,733,141
HEALTH CARE - 15.4%
Health Care Equipment & Supplies - 3.4%
Becton, Dickinson & Co.	84,290	6,481,058
Boston Scientific Corp. (a)	64,334	935,416
Zimmer Holdings, Inc. (a)	11,487	981,105
		8,397,579
Pharmaceuticals - 12.0%
Bristol-Myers Squibb Co.	134,035	3,720,812
Eli Lilly & Co.	30,231	1,623,707
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	141,569	$ 8,530,948
Merck & Co., Inc.	59,161	2,613,141
Pfizer, Inc.	172,694	4,362,250
Schering-Plough Corp.	132,858	3,389,208
Wyeth	102,174	5,111,765
		29,351,831
TOTAL HEALTH CARE		37,749,410
INDUSTRIALS - 13.6%
Aerospace & Defense - 2.9%
Raytheon Co.	35,600	1,867,576
United Technologies Corp.	80,328	5,221,320
		7,088,896
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	33,125	1,139,831
Industrial Conglomerates - 6.8%
3M Co.	42,960	3,283,433
General Electric Co.	378,446	13,381,851
		16,665,284
Machinery - 2.7%
Parker Hannifin Corp.	42,828	3,696,485
SPX Corp.	40,291	2,828,428
		6,524,913
Road & Rail - 0.7%
Union Pacific Corp.	17,560	1,783,218
TOTAL INDUSTRIALS		33,202,142
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.4%
Motorola, Inc.	194,748	3,441,197
Computers & Peripherals - 6.3%
Hewlett-Packard Co.	304,992	12,242,379
International Business Machines Corp.	33,898	3,195,225
		15,437,604
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	61,373	2,067,656
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
Verigy Ltd.	7,514	$ 176,354
Software - 1.0%
Microsoft Corp.	90,290	2,516,382
TOTAL INFORMATION TECHNOLOGY		23,639,193
MATERIALS - 3.3%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	84,853	6,275,728
Cabot Corp.	37,691	1,798,991
Tronox, Inc. Class B	1,462	20,439
		8,095,158
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.1%
Embarq Corp.	5,510	310,489
Windstream Corp.	1,815	26,662
		337,151
Wireless Telecommunication Services - 0.9%
ALLTEL Corp.	1,756	108,872
Sprint Nextel Corp.	110,210	2,089,582
		2,198,454
TOTAL TELECOMMUNICATION SERVICES		2,535,605
TOTAL COMMON STOCKS (Cost $22,896,469)		233,754,308
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 5.41% (b) (Cost $11,000,948)	11,000,948	11,000,948
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $33,897,417)		244,755,256
NET OTHER ASSETS - 0.1%		302,912
NET ASSETS - 100%		$ 245,058,168
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,774
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $33,897,417. Net unrealized appreciation aggregated $210,857,839, of which $213,331,402 related to appreciated investment securities and $2,473,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 29, 2007